UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07537

Name of Fund:	Royce Capital Fund
Fund Address:	745 Fifth Avenue New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LP
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2017

Date of reporting period: 3/31/2017

Item 1 – Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO
MARCH 31, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 90.1%

Consumer Discretionary – 15.4%
Auto Components - 3.6%
Fox Factory Holding [1]	49,200	$1,412,040
LCI Industries	9,179	916,064
Standard Motor Products	25,800	1,267,812
Stoneridge [1]	72,500	1,315,150
Superior Industries International	48,300	1,224,405
Unique Fabricating	91,600	1,101,948

		7,237,419

Distributors - 0.2%
Fenix Parts [1]	232,500	360,375

Diversified Consumer Services - 0.5%
Capella Education	12,272	1,043,427

Hotels, Restaurants & Leisure - 0.9%
Del Taco Restaurants [1]	79,100	1,048,866
Red Lion Hotels [1]	115,500	814,275

		1,863,141

Household Durables - 1.8%
AV Homes [1]	98,000	1,612,100
Cavco Industries [1]	8,904	1,036,425
ZAGG [1]	128,700	926,640

		3,575,165

Leisure Products - 1.9%
American Outdoor Brands [1,2]	41,200	816,172
MCBC Holdings	89,417	1,445,873
Nautilus [1]	84,700	1,545,775

		3,807,820

Media - 0.7%
New Media Investment Group	92,800	1,318,688

Specialty Retail - 4.5%
Buckle (The)	50,925	947,205
Build-A-Bear Workshop [1]	106,100	938,985
Cato Corporation (The) Cl. A	41,000	900,360
Citi Trends	82,686	1,405,662
Haverty Furniture	59,700	1,453,695
Kirkland’s [1]	109,080	1,352,592
Shoe Carnival	55,300	1,358,721
Stein Mart	257,478	775,009

		9,132,229

Textiles, Apparel & Luxury Goods - 1.3%
Cherokee [1]	98,600	847,960
Culp	32,549	1,015,529
Vera Bradley [1]	92,700	863,037

		2,726,526

Total		31,064,790

Consumer Staples – 0.7%
Food Products - 0.7%
John B. Sanfilippo & Son	19,400	1,419,886

Total		1,419,886

Energy – 5.7%
Energy Equipment & Services - 4.4%
Gulf Island Fabrication	104,834	1,210,833
Independence Contract Drilling [1]	186,900	1,029,819
Natural Gas Services Group [1]	54,000	1,406,700
Newpark Resources [1]	180,400	1,461,240
Profire Energy [1]	755,029	1,064,591
Tesco Corporation [1]	162,880	1,311,184
Total Energy Services	135,700	1,357,153

		8,841,520

Oil, Gas & Consumable Fuels - 1.3%
Ardmore Shipping	219,000	1,762,950
Panhandle Oil and Gas Cl. A	44,800	860,160

		2,623,110

Total		11,464,630

Financials – 11.5%
Banks - 3.6%
Blue Hills Bancorp	66,100	1,179,885
Brookline Bancorp	64,200	1,004,730
Caribbean Investment Holdings [1]	1,751,577	296,265
County Bancorp	44,500	1,293,170
HarborOne Bancorp [1]	52,900	1,004,571
Park Sterling	102,900	1,266,699
TriState Capital Holdings [1]	47,572	1,110,806

		7,156,126

Capital Markets - 3.7%
Canaccord Genuity Group [1]	373,800	1,430,719
GAIN Capital Holdings	169,600	1,412,768
Gluskin Sheff + Associates	103,700	1,370,866
Newtek Business Services	57,416	974,924
Silvercrest Asset Management
Group Cl. A	103,600	1,377,880
Westwood Holdings Group	17,627	941,458

		7,508,615

Diversified Financial Services - 0.2%
Waterloo Investment Holdings [1,3]	1,303,907	391,172

Insurance - 1.2%
Atlas Financial Holdings [1]	106,500	1,453,725
Blue Capital Reinsurance Holdings	52,292	1,009,235

		2,462,960

Thrifts & Mortgage Finance - 2.8%
Beneficial Bancorp	58,240	931,840
Clifton Bancorp	84,900	1,374,531
Federal Agricultural Mortgage	15,700	903,849
Meridian Bancorp	56,000	1,024,800
Western New England Bancorp	124,354	1,305,717

		5,540,737

Total		23,059,610

Health Care – 7.8%
Biotechnology - 2.0%
BioSpecifics Technologies [1]	18,400	1,008,320
Progenics Pharmaceuticals [1]	125,100	1,180,944
Zealand Pharma [1,2]	110,358	1,780,325

		3,969,589

Health Care Equipment & Supplies - 3.1%
AtriCure [1]	72,300	1,384,545
CryoLife [1]	106,789	1,778,037
Novadaq Technologies [1]	162,879	1,268,827
Surmodics [1]	33,378	802,741
Tactile Systems Technology [1,2]	50,900	964,555

		6,198,705

Health Care Providers & Services - 0.8%
Landauer	19,100	931,125
Nobilis Health [1]	415,800	706,860

		1,637,985

Life Sciences Tools & Services - 0.6%
Harvard Bioscience [1]	442,268	1,149,897

Pharmaceuticals - 1.3%
Agile Therapeutics [1]	243,500	780,418
Corium International [1,2]	248,400	1,038,312
Lipocine [1]	221,300	863,070
Synergetics USA (Rights) [1,3]	246,900	46,911

		2,728,711

Total		15,684,887

Industrials – 20.1%
Aerospace & Defense - 1.3%
Astronics Corporation [1]	34,800	1,104,204
Astronics Corporation Cl. B [1,4]	4,545	143,622
CPI Aerostructures [1]	189,544	1,279,422

		2,527,248

Commercial Services & Supplies - 2.2%
Acme United	35,765	1,004,996
Heritage-Crystal Clean [1]	68,234	934,806
Hudson Technologies [1]	189,300	1,249,380
Viad Corporation	27,200	1,229,440

		4,418,622

Construction & Engineering - 0.7%
Northwest Pipe [1]	86,000	1,351,060

Electrical Equipment - 2.0%
Encore Wire	29,900	1,375,400
LSI Industries	158,613	1,600,405
Revolution Lighting Technologies [1,2]	152,500	1,140,700

		4,116,505

Industrial Conglomerates - 0.5%
Raven Industries	32,900	955,745

Machinery - 8.1%
Alimak Group	91,200	1,361,285
CIRCOR International	22,600	1,343,344
FreightCar America	66,091	828,120
Global Brass and Copper Holdings	38,900	1,338,160
Graham Corporation	43,420	998,660
Greenbrier Companies (The)	21,600	930,960
Harsco Corporation [1]	79,800	1,017,450
Kadant	24,031	1,426,240
Kornit Digital [1]	82,500	1,575,750
Lindsay Corporation	18,800	1,656,656
Lydall [1]	27,200	1,457,920
RBC Bearings [1]	10,922	1,060,417
Sun Hydraulics	39,500	1,426,345

		16,421,307

Marine - 0.8%
Clarkson	47,200	1,537,560

Professional Services - 3.8%
CRA International	27,706	978,853
GP Strategies [1]	53,608	1,356,282
Heidrick & Struggles International	58,000	1,528,300
Kforce	55,000	1,306,250
Navigant Consulting [1]	52,400	1,197,864
Resources Connection	81,754	1,369,380

		7,736,929

Road & Rail - 0.7%
Marten Transport	56,685	1,329,263

Total		40,394,239

Information Technology – 19.8%
Communications Equipment - 0.7%
EMCORE Corporation	103,300	929,700
Oclaro [1]	54,300	533,226

		1,462,926

Electronic Equipment, Instruments & Components - 7.6%
Airgain [1,2]	69,800	1,058,168
CUI Global [1]	211,062	1,000,434
ePlus [1]	14,796	1,998,199
Fabrinet [1]	32,069	1,347,860
Mesa Laboratories	7,500	920,250
Neonode [1,2]	798,343	1,277,349
Netlist [1]	530,100	524,799
Novanta [1]	36,600	971,730
Orbotech [1]	48,500	1,564,125
PC Connection	70,200	2,091,258
Rogers Corporation [1]	12,200	1,047,614
Vishay Precision Group [1]	90,000	1,422,000

		15,223,786

Internet Software & Services - 0.7%
QuinStreet [1]	366,900	1,430,910

IT Services - 1.6%
Cass Information Systems	20,600	1,361,660
Computer Task Group	171,142	944,704
Unisys Corporation [1]	72,500	1,011,375

		3,317,739

Semiconductors & Semiconductor Equipment - 5.9%
Brooks Automation	50,600	1,133,440
Nanometrics [1]	46,300	1,410,298
NeoPhotonics Corporation [1]	148,300	1,336,183
PDF Solutions [1]	46,300	1,047,306
Photronics [1]	143,400	1,534,380
Rudolph Technologies [1]	65,893	1,476,003
Silicon Motion Technology ADR	32,200	1,505,350
Ultra Clean Holdings [1]	88,600	1,494,682
Xcerra Corporation [1]	109,700	975,233

		11,912,875

Software - 2.7%
Attunity [1]	162,000	1,283,040
Computer Modelling Group	123,100	958,067
QAD Cl. A	52,700	1,467,695
Rubicon Project [1]	162,200	955,358
SeaChange International [1]	293,700	728,376

		5,392,536

Technology Hardware, Storage & Peripherals - 0.6%
Super Micro Computer [1]	45,511	1,153,704

Total		39,894,476

Materials – 4.6%
Chemicals - 1.9%
BioAmber [1]	201,479	467,431
FutureFuel Corporation	71,200	1,009,616
Quaker Chemical	7,588	999,036
Trecora Resources [1]	111,200	1,234,320

		3,710,403

Construction Materials - 0.5%
U.S. Concrete [1]	16,400	1,058,620

Metals & Mining - 2.2%
Haynes International	38,570	1,470,288
Kirkland Lake Gold [1]	101,650	749,849
McEwen Mining	179,996	547,188
Pretium Resources [1]	77,500	831,034
Richmont Mines [1]	121,300	861,230

		4,459,589

Total		9,228,612

Real Estate – 1.3%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Community Healthcare Trust	45,600	1,089,840

Real Estate Management & Development - 0.8%
FRP Holdings [1]	10,640	425,600
Marcus & Millichap [1]	47,500	1,167,550

		1,593,150

Total		2,682,990

Telecommunication Services – 0.7%
Diversified Telecommunication Services - 0.7%
ORBCOMM [1]	151,800	1,449,690

Total		1,449,690

Miscellaneous[5] – 2.5%
Total		5,124,454

TOTAL COMMON STOCKS
(Cost $153,957,258)		181,468,264

REPURCHASE AGREEMENT – 9.7%
Fixed Income Clearing Corporation, 0.09% dated 3/31/17, due 4/3/17, maturity value $19,416,146 (collateralized by obligations of various U.S. Government Agencies, 1.625% due 4/30/23, valued at $19,808,059) (Cost $19,416,000)		19,416,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 2.3%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.5874%)
(Cost $4,711,964)		4,711,964

TOTAL INVESTMENTS – 102.1%
(Cost $178,085,222)		205,596,228

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.1)%		(4,185,050)

NET ASSETS – 100.0%		$201,411,178

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
MARCH 31, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 86.6%

Consumer Discretionary – 20.8%
Auto Components - 2.8%
Gentex Corporation	597,728	$12,749,539
STRATTEC SECURITY	39,139	1,088,064

		13,837,603

Automobiles - 0.6%
Thor Industries	27,800	2,672,414

Household Durables - 0.7%
Flexsteel Industries	69,596	3,507,638

Media - 2.0%
Saga Communications Cl. A	194,211	9,914,472

Specialty Retail - 12.1%
American Eagle Outfitters	872,865	12,246,296
Buckle (The)	147,095	2,735,967
Cato Corporation (The) Cl. A	148,881	3,269,427
DSW Cl. A	553,722	11,450,971
Genesco [1]	117,859	6,535,282
Hibbett Sports [1]	226,035	6,668,032
Kirkland’s [1]	432,263	5,360,061
Shoe Carnival	456,950	11,227,261

		59,493,297

Textiles, Apparel & Luxury Goods - 2.6%
Deckers Outdoor [1]	104,266	6,227,808
Movado Group	90,693	2,262,790
Steven Madden [1]	113,961	4,393,197

		12,883,795

Total		102,309,219

Consumer Staples – 1.8%
Food & Staples Retailing - 1.8%
Village Super Market Cl. A	334,682	8,869,073

Total		8,869,073

Energy – 2.6%
Energy Equipment & Services - 2.6%
Helmerich & Payne	40,000	2,662,800
Matrix Service [1]	436,070	7,195,155
Unit Corporation [1]	114,331	2,762,237

Total		12,620,192

Financials – 20.1%
Banks - 6.6%
Ames National	171,092	5,235,415
Camden National	162,417	7,152,845
City Holding Company	82,694	5,332,109
CNB Financial	137,389	3,282,223
Codorus Valley Bancorp	11,774	305,064
Landmark Bancorp	4,660	138,495
MidWestOne Financial Group	126,782	4,347,355
National Bankshares	82,280	3,089,614
Northrim BanCorp	88,100	2,647,405
Unity Bancorp	55,912	947,709

		32,478,234

Capital Markets - 6.7%
Federated Investors Cl. B	473,586	12,474,255
Houlihan Lokey Cl. A	248,108	8,547,321
Moelis & Company Cl. A	305,244	11,751,894

		32,773,470

Insurance - 1.9%
Reinsurance Group of America	75,200	9,548,896

Thrifts & Mortgage Finance - 4.9%
Genworth MI Canada	462,450	12,786,620
Southern Missouri Bancorp	5,391	191,488
Timberland Bancorp	50,700	1,135,680
TrustCo Bank Corp. NY	1,260,307	9,893,410

		24,007,198

Total		98,807,798

Health Care – 0.9%
Health Care Providers & Services - 0.9%
AMN Healthcare Services [1]	79,764	3,238,418
Ensign Group (The)	64,499	1,212,581

Total		4,450,999

Industrials – 23.3%
Airlines - 2.5%
Spirit Airlines [1]	232,053	12,315,053

Building Products - 4.0%
American Woodmark [1]	106,836	9,807,545
Apogee Enterprises	165,571	9,869,687

		19,677,232

Commercial Services & Supplies - 1.3%
Kimball International Cl. B	396,059	6,534,973

Construction & Engineering - 1.8%
Comfort Systems USA	210,064	7,698,845
MYR Group [1]	24,519	1,005,279

		8,704,124

Machinery - 6.6%
Alamo Group	39,242	2,989,848
Federal Signal	148,545	2,051,407
Miller Industries	502,935	13,252,337
Supreme Industries Cl. A	218,700	4,430,862
Wabash National	462,500	9,569,125

		32,293,579

Professional Services - 6.2%
Heidrick & Struggles International	83,207	2,192,504
Korn/Ferry International	409,530	12,896,100
Robert Half International	178,400	8,711,272
TrueBlue [1]	248,653	6,800,660

		30,600,536

Road & Rail - 0.9%
Old Dominion Freight Line	4,704	402,522
Saia [1]	67,664	2,997,515
Werner Enterprises	41,061	1,075,798

		4,475,835

Total		114,601,332

Information Technology – 14.8%
Communications Equipment - 0.3%
TESSCO Technologies	87,628	1,375,760

Electronic Equipment, Instruments & Components - 12.6%
Benchmark Electronics [1]	232,982	7,408,828
Celestica [1]	686,419	9,973,668
Fabrinet [1]	216,899	9,116,265
Methode Electronics	192,666	8,785,570
PC Connection	450,150	13,409,968
ScanSource [1]	16,404	643,857
Vishay Intertechnology	781,799	12,860,593

		62,198,749

IT Services - 0.8%
NCI Cl. A [1]	247,542	3,725,507

Semiconductors & Semiconductor Equipment - 0.6%
MKS Instruments	45,691	3,141,256

Technology Hardware, Storage & Peripherals - 0.5%
Super Micro Computer [1]	107,072	2,714,275

Total		73,155,547

Real Estate – 1.4%
Real Estate Management & Development - 1.4%
Marcus & Millichap [1]	285,089	7,007,488

Total		7,007,488

Utilities – 0.5%
Gas Utilities - 0.5%
Star Gas Partners L.P.	250,549	2,305,051

Total		2,305,051

Miscellaneous[5] – 0.4%
Total		2,127,730

TOTAL COMMON STOCKS
(Cost $354,004,392)		426,254,429

REPURCHASE AGREEMENT – 13.8%
Fixed Income Clearing Corporation, 0.09% dated 3/31/17, due 4/3/17, maturity value $68,154,511 (collateralized by obligations of various U.S. Government Agencies, 1.50%-2.00% due 2/15/23-2/28/23, valued at $69,518,205) (Cost $68,154,000)		68,154,000

TOTAL INVESTMENTS – 100.4%
(Cost $422,158,392)		494,408,429

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.4)%		(1,921,621)

NET ASSETS – 100.0%		$492,486,808

[1]	Non-income producing.
[2]	All or a portion of these securities were on loan at March 31, 2017. Total market value of loaned securities as of March 31, 2017, was as follows:
Market Value
Micro-Cap Portfolio	$4,512,753

[3]
Securities for which market quotations are not readily available represent 0.2% of net assets for Royce Micro-Cap Portfolio. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[4]	This security is defined as a Level 2 security due to fair value being based on quoted prices for similar securities.
[5]	Includes securities first acquired in 2017 and less than 1% of net assets.

Tax Information:
At March 31, 2017, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

Net Unrealized
		Appreciation	Gross Unrealized

	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Micro-Cap Portfolio	$ 178,203,078	$ 27,393,150	$ 48,131,012	$ 20,737,862
Small-Cap Portfolio	423,398,388	71,010,041	83,852,913	12,842,872

The primary causes of the differences between book and tax basis cost are the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 –	quoted prices in active markets for identical securities.
Level 2 –
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.

Level 3 –
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2017. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total

Micro-Cap Portfolio
Common Stocks	$180,886,559	$143,622	$438,083	$181,468,264
Cash Equivalents	4,711,964	19,416,000	–	24,127,964
Small-Cap Portfolio
Common Stocks	426,254,429	–	–	426,254,429
Cash Equivalents	–	68,154,000	–	68,154,000

Certain securities have transferred in and out of Level 1 and Level 2 measurements during the reporting period. The Funds recognize transfers between levels as of the end of the reporting period. For the three months ended March 31, 2017, securities valued at $4,679,170 were transferred from Level 2 to Level 1 for Royce Micro-Cap Portfolio within the fair value hierarchy.

Level 3 Reconciliation:

		Unrealized
	Balance as of 12/31/16	Gain (Loss)	Balance as of 3/31/17

Micro-Cap Portfolio
Common Stocks	$438,083	$–	$438,083

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

					Impact to Valuation
	Fair Value at	Valuation	Unobservable		From an Increase in
	3/31/17	Technique(s)	Input(s)	Range Average	Input[1]

Micro-Cap Portfolio
		Discounted Present Value
Common Stocks	$438,083	Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds at March 31, 2017 are overnight and continuous.

Securities Lending:
The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. Loaned securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund
By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Capital Fund
Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Capital Fund
Date: May 26, 2017

By:

/s/ Peter K. Hoglund

Peter K. Hoglund
Treasurer, Royce Capital Fund
Date: May 26, 2017